INCOME TAXES - Narrative (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Accrued interest and penalties	$ 0	$ 0
Unrecognized tax benefits	0	0
Foreign
INCOME TAXES
Net operating loss carryforwards	51,800,000	43,300,000
Domestic
INCOME TAXES
Net operating loss carryforwards	8,300,000	6,400,000
State and local
INCOME TAXES
Net operating loss carryforwards	$ 1,800,000	$ 1,800,000